BUSINESS ACQUISITION - TSMA - Assets & Liabilities acquired (Details) - ARS ($) $ in Millions		4 Months Ended	8 Months Ended
	Sep. 14, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BUSINESS ACQUISITION
Cash and cash equivalents		$ 318,319	$ 318,319	$ 347,930	$ 271,606	$ 262,205
Total current investments		33,584	33,584	269,959
Trade receivables		295,992	295,992	289,338
PP&E		4,330,508	4,330,508	4,947,233
Intangible assets		1,896,375	1,896,375	1,973,865
Trade payables		(444,687)	(444,687)	(777,098)
Goodwill		3,372,692	3,372,692	$ 3,362,152	$ 3,355,071
Revenue			7,351
Net income			3,076
TSMA
BUSINESS ACQUISITION
Cash and cash equivalents	$ 43
Investment	3,364
Trade receivables	635
PP&E	9,223
Customer Relationship recognized	1,392
Trade payables	(1,242)
Other assets / liabilities, net	(3,224)
Net identifiable assets acquired	10,191
Less: Fair value of previous interest in TSMA (50.1%)	(7,312)	(8,173)	(8,173)
Goodwill recognized as of acquisition date	4,404
Total	$ 7,283
Cash and cash equivalents		48	48
Total current investments		3,760	3,760
Trade receivables		710	710
PP&E		10,307	10,307
Intangible assets		1,556	1,556
Trade payables		(1,388)	(1,388)
Other assets / liabilities, net		(3,602)	(3,602)
Net identifiable assets acquired		11,391	11,391
Goodwill		4,922	4,922
Net identifiable assets, including goodwill		8,140	$ 8,140
Percentage of interest on stake previously held	50.10%
Revenue		7,208
Net income		$ 331